Condensed Financial Information of the Parent Company	12 Months Ended
Jun. 30, 2021
Condensed Financial Information Disclosure [Abstract]
Condensed financial information of the parent company

Note 18 – Condensed financial information of the parent company

The Company performed a test on the restricted net assets of the consolidated subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

The subsidiaries did not pay any dividend to the Company for the periods presented. For the purpose of presenting parent-only financial information, the Company records its investment in its subsidiary under the equity method of accounting. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiaries” and the loss of the subsidiaries is presented as “Equity loss of subsidiaries”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of June 30, 2021 and 2020.

	June 30, 2021	June 30, 2020
ASSETS
CURRENT ASSETS:
Cash	$26,636	$793,234
Other receivables	8,900	1,002,300
Prepayments and advances	4,300	150,000
Total current assets	39,836	1,945,534

OTHER ASSETS:
Intercompany receivable	74,858,613	1,709,710
Investment in subsidiaries	2,459,560	3,457,764
Total other assets	77,318,173	5,167,474

Total assets	$77,358,009	$7,113,008

LIABILITIES AND SHAREHOLDERS’ EQUITY

CURRENT LIABILITIES:
Other payables and accrued liabilities	$396,797	$511,799
Other payables - shareholders	10,711	10,711
Total current liabilities	407,508	552,510

Total liabilities	407,508	552,510

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY:
Preferred share, $0.001 par value, 1,000,000 shares authorized, no share issued or outstanding	-	-
Ordinary share, $0.001 par value, 200,000,000 shares authorized, 110,356,629 and 25,623,822 shares issued and outstanding as of June 30, 2021 and 2020, respectively	110,357	25,624
Additional paid-in-capital	147,684,772	69,689,789
Deferred stock compensation	(682,383)	(1,201,183)
Deficit	(70,162,245)	(61,923,732)
Total shareholders’ equity	76,950,501	6,590,498
Total liabilities and shareholders’ equity	$77,358,009	$7,113,008

	For the Years Ended June 30,
	2021	2020	2019
GENERAL AND ADMINISTRATIVE EXPENSES	$(2,821,121)	$(1,402,044)	$(1,756,972)
STOCK COMPENSATION EXPENSE	(5,717,900)	(3,444,617)	(4,592,200)
LOSS FROM OPERATIONS	(8,539,021)	(4,846,661)	(6,349,172)

OTHER INCOME (EXPENSE), NET
Interest income	-	-	84
Finance expense	(6,480)	(5,007)	(1,465)
Equity loss of subsidiaries	(1,118,204)	(12,562,142)	(8,037,977)
Gain on debt settlement	25,092	-	-
Gain on sale of subsidiaries	1,400,100	5,787,213	-
TOTAL OTHER INCOME (EXPENSE), NET	300,508	(6,779,936)	(8,039,358)

NET LOSS	(8,238,513)	(11,626,597)	(14,388,530)

OTHER COMPREHENSIVE LOSS:
Foreign currency translation loss	-	-	(335,080)

COMPREHENSIVE LOSS	$(8,238,513)	$(11,626,597)	$(14,723,610)

	For the Years Ended June 30,
	2021	2020	2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(8,238,513)	$(11,626,597)	$(14,388,530)
Adjustments to reconcile net loss to cash used in operating activities:
Stock compensation expense	5,717,900	3,444,617	4,592,200
Equity loss of subsidiaries	1,118,204	12,562,142	8,037,977
Gain on debt settlement	(25,092)	-	-
Gain on sale of discontinued operations	(1,400,100)	(5,787,213)	-
Changes in operating assets and liabilities
Other receivables	(6,600)	-	-
Prepayments and advances	(4,300)	(125,000)	15,458
Intercompany receivables	(65,500,903)	(1,231,449)	(575,094)
Other payables and accrued liabilities	60,090	93,711	509,381
Other payables – related parties	-	-	540,000
Net cash used in operating activities	(68,279,314)	(2,669,789)	(1,268,608)

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	-	(2,000,000)	-
Proceeds from disposal of subsidiaries	100	600,000	-
Net cash provided by (used in) investing activities	100	(1,400,000)	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings from shareholders	-	300,000	-
Proceeds from sale of ordinary shares	62,341,025	4,502,901	950,000
Proceeds from exercise of warrants	5,171,591	-	-
Net cash provided by financing activities	67,512,616	4,802,901	950,000

NET CHANGE IN CASH	(766,598)	733,112	(318,608)

CASH, beginning of year	793,234	60,122	378,730

CASH, end of year	$26,636	$793,234	$60,122

NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES:
Accrued liabilities reclassified to loans payable – employees upon tri-party agreements	$-	$-	$308,089
Ordinary shares issued to repay other payables – related parties and service providers	$-	$1,137,378	$4,928,400
Ordinary shares issued to repay debt in subsidiary	$-	$5,240,679	$-
Ordinary share issued for acquisition of subsidiary	$-	$1,889,799	$-
Ordinary share issued for acquisition of equipment	$3,818,000	$1,963,607	$-
Ordinary share issued for acquisition of intangible assets held in a subsidiary	$1,550,000	$-	$-
Other receivables outstanding from disposal of subsidiary	$-	$1,000,000	$-
Forgiveness of former subsidiary’s receivable upon disposal of subsidiary	$120,000	$-	$-
Recognition of accrued liabilities from subsidiary	$-	$214,792	$-
Derecognition of intercompany balance upon disposal of subsidiary	$-	$23,164,488	$-
Proceeds from disposal of subsidiary received by intercompany	$1,400,000	$-	$-